Business combination - Narrative (Details) - Baffin Inc. - CAD ($) $ in Millions		5 Months Ended
	Nov. 01, 2018	Mar. 31, 2019
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 35.1
Liabilities incurred	$ 3.0
Amortization period of acquisition-related costs	2 years
Acquisition-related costs		$ 1.3
Brand-related intangible assets recognised as of acquisition date	$ 2.5
Technology-related intangible assets recognised as of acquisition date	$ 2.2
Technology-based intangible assets
Disclosure of detailed information about business combination [line items]
Useful life of intangible assets	5 years